INCOME TAXES	3 Months Ended	12 Months Ended
	Feb. 26, 2017	Nov. 27, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 11:	INCOME TAXES

The effective income tax rate was 32.3% for the three months ended February 26, 2017, compared to 33.4% for the same period ended February 28, 2016. The decrease in the effective tax rate in 2017 as compared to 2016 was primarily due to lower tax rates on foreign earnings.

NOTE 18:	INCOME TAXES

The Company’s income tax expense was $116.1 million, $100.5 million and $49.5 million for the years 2016, 2015 and 2014, respectively. The Company’s effective income tax rate was 28.5%, 32.4%, and 32.2% for 2016, 2015 and 2014, respectively.

The decrease in effective income tax rate in 2016 as compared to 2015 is primarily due to a favorable impact of foreign operations as compared to 2015. The effective tax rate increased in 2015 as compared to 2014 primarily due to a one-time, incremental annual tax benefit associated with multi-year California Enterprise Zone credits recognized in 2014, partially offset by a $8.0 million discrete tax benefit recognized in 2015 attributable to deductions taken for losses on the investments in a consolidated subsidiary.

The Company’s income tax expense differed from the amount computed by applying the U.S. federal statutory income tax rate of 35% to income before income taxes as follows:

	Year Ended
	November 27, 2016		November 29, 2015		November 30, 2014
	(Dollars in thousands)
Income tax expense at U.S. federal statutory rate	$142,541	35.0%	$108,639	35.0%	$53,849	35.0%
State income taxes, net of U.S. federal impact	6,943	1.7%	8,938	2.9%	7	—
Impact of foreign operations	(28,727)	(7.1)%	(7,286)	(2.3)%	(5,296)	(3.4)%
Reassessment of tax liabilities	(2,387)	(0.6)%	(7,577)	(2.4)%	(3,466)	(2.3)%
Deduction related to subsidiaries	(6,788)	(1.7)%	(8,060)	(2.6)%	—	—
Write-off of deferred tax assets	—	—	1,718	0.6%	4,899	3.2%
Other, including non-deductible expenses	4,469	1.2%	4,135	1.2%	(448)	(0.3)%

Total	$116,051	28.5%	$100,507	32.4%	$49,545	32.2%

Impact of foreign operations. The increase of tax rate benefit in 2016 as compared to 2015 is primarily due to a favorable change in the mix of earnings in jurisdictions with lower effective tax rate and lower amount of foreign losses with no tax benefit in 2016 as compared to 2015.

Reassessment of tax liabilities. In 2016, the $2.4 million tax benefit is primarily attributable to the lapse of statutes of limitations in various jurisdictions. In 2015, the $7.6 million tax benefit primarily related to remeasurement of a tax position and the lapse of statutes of limitations in various jurisdictions.

Deduction related to subsidiaries. In 2016, the $6.8 million benefit is primarily related to a discrete tax benefit attributable to deductions for worthless debts in a consolidated subsidiary. In 2015 the $8.1 million discrete tax benefit is primarily attributable to the deductions for losses on the investments in a consolidated subsidiary.

The U.S. and foreign components of income before income taxes were as follows:

	Year Ended
	November 27, 2016	November 29, 2015	November 30, 2014
	(Dollars in thousands)
Domestic	$189,478	$194,540	$31,733
Foreign	217,782	115,858	122,121

Total income before income taxes	$407,260	$310,398	$153,854

Income tax expense consisted of the following:

	Year Ended
	November 27, 2016	November 29, 2015	November 30, 2014
	(Dollars in thousands)
U.S. Federal
Current	$7,122	$3,299	$15,470
Deferred	66,840	56,155	(1,983)

	$73,962	$59,454	$13,487

U.S. State
Current	$2,097	$1,334	$4,096
Deferred	4,846	7,604	(4,089)

	$6,943	$8,938	$7

Foreign
Current	$40,754	$37,488	$58,156
Deferred	(5,608)	(5,373)	(22,105)

	$35,146	$32,115	$36,051

Consolidated
Current	$49,973	$42,121	$77,722
Deferred	66,078	58,386	(28,177)

Total income tax expense	$116,051	$100,507	$49,545

Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and deferred tax liabilities were as follows:

	November 27, 2016	November 29, 2015
	(Dollars in thousands)
Deferred tax assets
Foreign tax credit carryforwards	$92,845	$116,862
State net operating loss carryforwards	8,721	12,412
Foreign net operating loss carryforwards	85,095	91,235
Employee compensation and benefit plans	247,235	255,458
Advance royalties	58,633	69,881
Accrued liabilities	28,680	31,915
Sales returns and allowances	29,338	26,461
Inventory	14,272	17,196
Property, plant and equipment	6,971	16,459
Other	14,472	17,528

Total gross deferred tax assets	586,262	655,407
Less: Valuation allowance	(68,212)	(75,753)

Deferred tax assets, net of valuation allowance	518,050	579,654

Deferred tax liabilities
Unrealized gains or losses on investments	—	(344)

Total net deferred tax assets	$518,050	$579,310

Net deferred tax assets	$586,262	$655,063
Valuation allowance	(68,212)	(75,753)

Total net deferred tax assets	$518,050	$579,310

Foreign tax credit carryforwards. The foreign tax credit carryforwards at November 27, 2016, are subject to expiration through 2022 if not utilized.

Foreign net operating loss carryforwards. As of November 27, 2016, the Company had a deferred tax asset of $85.1 million for foreign net operating loss carryforwards of $300.3 million. Approximately $142.2 million of these operating losses are subject to expiration through 2026. The remaining $158.1 million are available as indefinite carryforwards under applicable tax law.

Valuation Allowance. The following table details the changes in valuation allowance during the year ended November 27, 2016:

	Valuation Allowance at November 29, 2015	Changes in Related Gross Deferred Tax Asset	Release	Valuation Allowance at November 27, 2016
	(Dollars in thousands)
U.S. state net operating loss carryforwards	$3,500	$(1,780)	$—	$1,720
Foreign net operating loss carryforwards and other foreign deferred tax assets	72,253	(3,247)	(2,514)	66,492

	$75,753	$(5,027)	$(2,514)	$68,212

At November 27, 2016, the Company’s valuation allowance primarily related to its gross deferred tax assets for state and foreign net operating loss carryforwards, which reduced such assets to the amount that will more likely than not be realized.

Unremitted earnings of certain foreign subsidiaries. For the year ended November 27, 2016, management asserted indefinite reinvestment on $100.0 million of undistributed foreign earnings, as management determined that this amount is required to meet ongoing working capital needs in certain foreign subsidiaries; no U.S. income taxes have been provided for such earnings. If the Company were to repatriate such foreign earnings to the United States, the deferred tax liability associated with such earnings would have been approximately $26.6 million.

Uncertain Income Tax Positions

As of November 27, 2016, the Company’s total gross amount of unrecognized tax benefits was $29.1 million, of which $21.7 million could impact the effective tax rate, if recognized, as compared to November 29, 2015, when the Company’s total gross amount of unrecognized tax benefits was $32.7 million, of which $20.6 million could have impacted the effective tax rate, if recognized.

The following table reflects the changes to the Company’s unrecognized tax benefits for the year ended November 27, 2016 and November 29, 2015:

	November 27, 2016	November 29, 2015
	(Dollars in thousands)
Unrecognized tax benefits beginning balance	$32,704	$41,571
Increases related to current year tax positions	1,970	3,687
Increases related to tax positions from prior years	45	—
Decreases related to tax positions from prior years	(584)	(4,723)
Settlement with tax authorities	—	—
Lapses of statutes of limitation	(4,266)	(7,576)
Other, including foreign currency translation	(816)	(255)

Unrecognized tax benefits ending balance	$29,053	$32,704

The Company believes that it is reasonably possible that unrecognized tax benefits could decrease within the next twelve months by as much as $2.0 million due to the lapse of statutes of limitations.

As of November 27, 2016, and November 29, 2015, accrued interest and penalties primarily relating to non-U.S. jurisdictions were $4.1 million and $6.7 million, respectively.

The Company’s income tax returns are subject to examination in the U.S. federal and state jurisdictions and numerous foreign jurisdictions. The following table summarizes the tax years that are either currently under audit or remain open and subject to examination by the tax authorities in the major jurisdictions in which the Company operates:

Jurisdiction	Open Tax Years
U.S. federal	2009 – 2016
California	2006 – 2016
Belgium	2012 – 2016
United Kingdom	2014 – 2016
Spain	2012 – 2016
Mexico	2010 – 2016
Canada	2012 – 2016
China	2011 – 2016
Hong Kong	2011 – 2016
India	2008 – 2016
Italy	2007 – 2016
France	2014 – 2016
Japan	2011 – 2016
Russia	2014 – 2016
Germany	2011 – 2016